COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

280 Park Avenue, 10th Floor

New York, New York 10017

April 28, 2010

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Preferred Securities and Income Fund, Inc.
File Numbers: 333-65034; 811-22392

Ladies and Gentlemen:

On behalf of Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) on February 23, 2010 (the “Registration Statement”).

The Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to Ms. Tina M. Payne, Senior Vice President and Associate General Counsel of Cohen & Steers Capital Management, Inc., by Keith A. O’Connell of the Staff in a letter dated March 22, 2010. For the convenience of the Staff, written comments have been restated below in their entirety. The Fund’s response follows each comment. References in the responses to the Fund’s prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) or statement of additional information (the “SAI”) are to those filed as part of the Amendment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment. Certain other stylistic and clarifying changes have been made in the Amendment.

PROSPECTUSES – CLASS A & C SHARES AND CLASS I SHARES

Investment Objective, page 1

1.	Staff Comment: The prospectus states, “The investment objectives of Cohen & Steers Preferred Securities Fund, Inc. (the Fund) are to seek high current income and total return.” (Emphasis added.) Because total return is normally deemed an investment category that strives for both capital appreciation and current income, please further clarify the objective.

Response: The Fund’s investment objective has been revised to state, “The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return. In pursuing total return, the Fund seeks high current income and capital appreciation.”

Fund Fees and Expenses of the Fund, page 1

2.	Staff Comment: Please confirm there are no expected acquired fund fees and expenses. We note that your principal strategies section states that the Fund may invest in “open-end, closed-end or exchange-traded funds that invest primarily in preferred securities.”

Response: Because the estimated acquired fund fees and expenses are less than 0.01%, a footnote to the fee table has been added to reflect those expenses.

3.	Staff Comment: Footnote 2 states, “Through , 2011, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses…” Please confirm the waiver will reduce operating expenses for no less than one year from the effective date of the Fund’s registration statement. In addition, new funds should complete only the 1- and 3-year period portions of the Example.

Response: Footnote 2 to the fee table has been revised to reflect that the waiver will reduce operating expenses for at least one year from the effective date of the Registration Statement. In addition, the Example has been revised to disclose only the 1- and 3-year Fund expenses.

Principal Investment Strategies, page 4

4.	Staff Comment: Because the Fund has preferred in its name, it should invest at least 80% of its assets in preferred securities. The prospectus states, “Under normal market conditions, the fund invests at least 80% of its net assets … in a portfolio of preferred securities. Preferred securities … can consist of traditional preferred securities, hybrid preferred securities, floating rate preferred securities, and convertible securities as well as securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred securities as described in this paragraph or new securities, publically or privately issued, that have similar investment and economic characteristics as or are considered to be preferred securities.” (Emphasis added.) In addition, Page 5 states, “The Advisor also considers subordinated debt and certain senior debt issues that have preferred characteristics to be part of the broader preferred securities market… Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks and due to similar characteristics the Advisor considers convertible securities to be part of the preferred securities universe.” If convertible securities are convertible preferred securities, please clarify the disclosure. If not, in a letter to the staff, please further explain why such convertible securities should be deemed preferred securities. In addition, if true, please change the term “or are considered” to “and are considered.” Further, please explain to the staff why such debt and new securities should be deemed preferred securities for purposes of the 80% test. In your response, please include an analysis whether the investment community deems such securities to be preferred securities, whether such securities are always senior to common stock, and whether they are treated as debt or equity for tax purposes.

Response: Pursuant to conversations with the Staff, the Fund’s name has been changed to Cohen & Steers Preferred Securities and Income Fund, Inc. In addition, the Prospectus has been revised to reflect that the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities.

5.	Staff Comment: The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-/BB+. (Emphasis added.) Please state that below investment grade securities are also known as high yield or junk securities.

Response: The requested disclosure has been added.

6.	Staff Comment: The prospectus states, “The Fund may invest without limit in securities on non-U.S. companies, which may be non-U.S. dollar denominated.” If emerging markets are a principal strategy and principal risk, please disclose.

Response: Disclosure regarding investments in emerging markets as a principal strategy and principal risk of the Fund has been added to the Prospectuses.

7.	Staff Comment: The prospectus states, “The Fund intends to invest in both over-the-counter (OTC) and exchange-traded preferred securities. (OTC issues are often referred to as “capital securities”.) In addition, the Fund intends to invest in freely tradable as well as restricted securities. Restricted securities are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (Securities Act), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.” Such disclosure appears to be a strategy and not a risk. Please revise the disclosure accordingly.

Response: The disclosure has been revised as requested.

8.	Staff Comment: Please confirm that the risk entitled “New Types of Securities” is not deemed to be a principal risk and has been removed from the Registration Statement.

Response: The risk entitled “New Types of Securities” is not deemed to be a principal risk of the Fund and the disclosure has been removed from the Prospectuses.

Principal Risks of Investing in the Fund, page 8

9.	Staff Comment: The heading indicates that the following disclosures are principal risks. However, certain of the risks (e.g., common stock) are not described in the summary risk disclosure. Please clarify this section and/or ensure that all principal strategies and risks are described in the summary section.

Response: The disclosure has been revised accordingly to disclose all principal strategies and risks in the summary section.

Composite Performance of Advisor, page 22

10.	Staff Comment: The prospectus states, “Performance prior to March 31, 2007 reflects all returns of the preferred securities holdings of the Cohen & Steers REIT and Preferred Income Fund, Inc., a registered closed-end investment company managed on a fully discretionary basis by the Advisor.” (Emphasis added.) The use by a fund of prior performance information relating to a portion of an account can be materially misleading because an account could be managed differently than its pieces. Accordingly, as a general matter, the staff has objected to use of partial accounts in performance presentations. Please revise the disclosure accordingly.

Response: The disclosure has been revised as requested to reflect composite performance excluding the returns of the preferred securities holdings of Cohen & Steers REIT and Preferred Income Fund, Inc.

11.	Staff Comment: The prospectus states, “[The Composite performance also reflects any sales charges that apply to all accounts in the Composite. Without the sales charges reflected, net Composite returns would have been higher.]” Please confirm that the fund intends to remove the brackets.

Response: The disclosure has been removed because the accounts included in the Composite are not subject to sales charges.

12.	Staff Comment: If the actual fees/expenses of the accounts are lower than the Fund’s fees/expenses, disclosure should state that the use of the Fund’s expense structure would have lowered the performance results.

Response: The disclosure has been added as requested.

13.	Staff Comment: The prospectus states, “Composite investment performance has been determined on an asset weighted basis, which differs from guidelines of the SEC for calculating the performance of mutual funds.” Please further clarify the meaning of “on an asset weighted basis” (such as of the end of each time period.)

Response: Disclosure has been added clarifying the meaning of “on an asset weighted basis.”

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Cover Page, page 10

14.	Staff Comment: On the front cover page, please provide the exchange ticker symbol of each class of the Fund’s securities. See Item 14(a)(2) of Form N-1A.

Response: The exchange ticker symbol for each class of the Fund’s securities has been added in accordance with Item 14(a)(2) of Form N-1A.

Short Sales, page 10

15.	Staff Comment: The [SAI] states, “The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund…” If short sales are intended to be a principal strategy and risk of the fund, please clarify the disclosure in the prospectus.

Response: The Fund does not currently intend to enter into short sales, but if the Fund does, in the future, enter into short sales up to 25% of its net assets, it will add disclosure to its Prospectus regarding this strategy and the related risks.

GENERAL

16.	Staff Comment: If the Fund intends to use a stand-alone summary prospectus, in a letter to the staff, please provide a copy of the Rule 498(b) legend the Fund intends to use.

Response: The Fund intends to use a stand-alone summary prospectus and the Rule 498(b) legend, which follows, has been added, to the first page of the summary prospectus.

“Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at cohenandsteers.com/opmc_overview.asp?cusip=    . You can also get this information at no cost by calling 800.330.7348 or by sending an e-mail request to marketing@cohenandsteers.com. The current prospectus and statement of additional information, dated April     , 2010, are incorporated by reference into this summary prospectus.”

17.	Staff Comment: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response: Substantial information has been added to the Amendment to further complete the Registration Statement, including required exhibits. We understand that you may have further comments on the new portions of the Amendment, disclosures made in response to the Staff’s comments, information supplied supplementally or exhibits added in the Amendment.

18.	Staff Comment: We note the [Fund] has submitted an exemptive application in connection with your registration statement. Please confirm the registration statement is in compliance with all the conditions of your exemptive relief. In addition, please note that in the case of an ETF filing for which an order has not yet been issued, the staff believes registrants should not go effective until the order has been issued. Also, please advise us if you expect to submit an exemptive application or no-action request in connection with your registration statement.

Response: The Fund has not submitted, and does not expect to submit, an exemptive application or no-action request in connection with the Registration Statement.

19.	Staff Comment: Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position. Please note that comments we give in one section or prospectus apply to other sections or prospectus in the filing that contain the same or similar disclosure.

Response: The Fund believes that the Amendment and this letter respond to the Staff’s comments. The Fund is aware that the Staff’s comments given in one section apply to other sections in the Registration Statement that contain the same or similar disclosure, and such conforming changes have been made.

20.	Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the funds and their management are in possession of all facts relating to the funds’ disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. Notwithstanding our comments, for each of the funds, please furnish a letter acknowledging that

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Fund is filed with this letter.

*        *        *         *        *

We hope the Staff finds the revisions in the Amendment responsive to comments on the Registration Statement. The Fund and its principal underwriter will each file an acceleration request subsequent to this filing of the Amendment requesting acceleration of the effectiveness of the Registration Statement to April 30, 2010, or as soon thereafter as may be practicable.

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.796.9361.

Very truly yours,

/s/ Tina M. Payne

Tina M. Payne
Assistant Secretary

cc:	Janna Manes

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

280 Park Avenue, 10th Floor

New York, New York 10017

April 28, 2010

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Preferred Securities and Income Fund, Inc.
File Numbers: 333-65034; 811-22392

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

/s/ Tina M. Payne

Tina M. Payne
Assistant Secretary